Receivables and Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Receivables and Other Assets [Abstract]
Schedule of Receivables and Other Assets
Receivables and other assets consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Accounts and other receivables, net	$17,217	$13,317
Tenant note receivable	3,231	3,287
Deferred financing costs, net	11,888	11,006
Deferred leasing costs, net	11,912	10,554
Lease inducements, net	751	880
Straight-line rent receivables, net	42,862	39,095
Prepaid expenses, deposits, equipment and other	5,010	6,831
Derivative financial instruments - interest rate swaps	4,418	—
Total	$97,289	$84,970

ther assets consisted of the following as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Accounts and other receivables, net	$13,317	$12,658
Tenant note receivable	3,287	—
Deferred financing costs, net	11,006	8,473
Deferred leasing costs, net	10,554	7,895
Lease inducements, net	880	1,166
Straight-line rent receivables, net	39,095	29,627
Prepaid expenses, deposits, equipment and other	6,831	9,281
Total	$84,970	$69,100

Schedule of Receivables and Other Assets Amortization Expense
The following is a summary of amortization of deferred leasing costs, deferred financing costs and lease inducements for the six months ended June 30, 2013 and 2012 in thousands):

	Six Months Ended June 30,
	2013	2012
Amortization expense related to deferred leasing costs	$1,158	$868
Interest expense related to deferred financing costs	2,225	2,091
Amortization recorded against rental income related to lease inducements	100	166

The following is a summary of amortization for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Amortization expense related to deferred leasing costs	$1,868	$1,139	$720
Interest expense related to deferred financing costs	3,861	3,540	2,119
Amortization recorded against rental income related to lease inducements	269	165	207

Schedule of Receivables and Other Assets, Future Amortization Expense
As of December 31, 2012, the amortization of deferred leasing costs, deferred financing costs, and lease inducements for each of the next five years and thereafter is as follows (in thousands):

Year	Amount
2013	$5,826
2014	4,924
2015	4,519
2016	2,596
2017	1,564
Thereafter	3,011
Total	$22,440